Shareholders' equity - Summary of Issued and Outstanding Common Shares (Details) - shares	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Shares issued and outstanding:
Balance at the beginning (in shares)	33,340,159	33,038,367
Shares purchased and cancelled (in shares)	(439,741)	0
Shares issued upon exercise of RSUs (in shares)	362,492	301,792
Balance at the end (in shares)	33,262,910	33,340,159